Intangibles	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Intangibles

16. Intangibles

	Notes	Goodwill	Concessions	Software	Research and development project	Total
Balance as of December 31, 2024		3,038	6,942	84	450	10,514
Additions		–	149	15	–	164
Disposals		–	(4)	–	–	(4)
Amortization		–	(137)	(22)	–	(159)
Impairment	15(a)	(117)	–	–	–	(117)
Transfer to held for sale (Energy Assets)	15(a)	(131)	(770)	–	(3)	(904)
Translation adjustment		262	895	10	59	1,226
Balance as of June 30, 2025		3,052	7,075	87	506	10,720
Cost		3,052	8,943	653	506	13,154
Accumulated amortization		–	(1,868)	(566)	–	(2,434)
Balance as of June 30, 2025		3,052	7,075	87	506	10,720

Balance as of December 31, 2023		3,263	7,689	104	575	11,631
Additions		–	23	30	–	53
Disposals		–	(4)	–	(5)	(9)
Amortization		–	(125)	(29)	–	(154)
Translation adjustment		(252)	(989)	(12)	(73)	(1,326)
Balance as of June 30, 2024		3,011	6,594	93	497	10,195
Cost		3,011	8,200	606	497	12,314
Accumulated amortization			(1,606)	(513)	–	(2,119)
Balance as of June 30, 2024		3,011	6,594	93	497	10,195